UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road, Watkinsville, Georgia  30677

(Address of principal executive offices)(Zip code)

Jennifer T. Welsh, Esq.
ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO  80203

(Name and address of agent for service)

Registrant's telephone number, including area code: (706) 583-5207

Date of fiscal year end: May 31, 2016

Date of reporting period: August 31, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Stadion Tactical Growth Fund
Schedule of Investments
August 31, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS - 83.68%	Shares	Value
iShares® 1-3 Year Treasury Bond ETF	244,970	$20,768,557
iShares® Core S&P 500® ETF	107,370	21,339,787
iShares® Core S&P® Mid-Cap ETF	226,582	32,086,277
Powershares® QQQ Trust Series 1	204,187	21,298,746
SPDR® S&P® Bank ETF	320,720	10,840,336
Vanguard® Growth ETF	309,001	32,009,413
Vanguard® Health Care ETF	158,540	20,987,525
WisdomTree® Japan Hedged Equity Fund	407,750	21,309,015

TOTAL EXCHANGE-TRADED FUNDS
(Cost $181,654,326)		180,639,656

MONEY MARKET FUNDS - 20.78%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield	44,854,721	$44,854,721

TOTAL MONEY MARKET FUNDS
(Cost $44,854,721)		44,854,721

Total Investments, at Value - 104.46%
(Cost $226,509,047)		225,494,377

Liabilities in Excess of Other Assets - (4.46)%		(9,618,724)

Net Assets - 100.00%		$215,875,653

See Notes to Quarterly Schedule of Investments.

Stadion Tactical Defensive Fund
Schedule of Investments
August 31, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS - 50.25%	Shares	Value
iShares® 1-3 Year Treasury Bond ETF	74,000	$6,273,720
iShares® 3-7 Year Treasury Bond ETF	25,350	3,129,458
PIMCO® Enhanced Short Maturity Active Exchange-Traded Fund	155,350	15,701,225
SPDR® Doubleline Total Return Tactical ETF	127,010	6,279,374

TOTAL EXCHANGE-TRADED FUNDS
(Cost $31,426,674)		31,383,777

MONEY MARKET FUNDS - 50.02%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield	31,239,711	$31,239,711

TOTAL MONEY MARKET FUNDS
(Cost $31,239,711)		31,239,711

Total Investments, at Value - 100.27%
(Cost $62,666,385)		62,623,488

Liabilities in Excess of Other Assets - (0.27)%		(168,160)

Net Assets - 100.00%		$62,455,328

See Notes to Quarterly Schedule of Investments.

Stadion Trilogy Alternative Return Fund
Schedule of Investments
August 31, 2015 (Unaudited)

COMMON STOCKS - 47.44%	Shares	Value
Consumer Discretionary - 4.60%
Distributors - 1.19%
Genuine Parts Co.(a)	13,980	$1,167,190

Hotels, Restaurants & Leisure - 1.21%
McDonald's Corp.(a)	12,574	1,194,782

Leisure Equipment & Products - 1.19%
Polaris Industries, Inc.(a)	8,989	1,167,401

Media - 1.01%
Time Warner, Inc.(a)	14,016	996,538

Consumer Staples - 8.50%
Food & Staples Retailing - 2.43%
Costco Wholesale Corp.(a)	8,480	1,187,624
Sysco Corp.(a)	30,205	1,204,273
		2,391,897

Food Products - 3.73%
General Mills, Inc.(a)	21,463	1,218,240
Kellogg Co.(a)	18,872	1,250,836
McCormick & Co., Inc. - Non-Voting Shares(a)	15,187	1,204,025
		3,673,101

Household Products - 1.10%
Procter & Gamble Co.(a)	15,301	1,081,322

Tobacco - 1.24%
Reynolds American, Inc.(a)	14,613	1,223,839

Energy - 2.26%
Oil, Gas & Consumable Fuels - 2.26%
Chevron Corp.(a)	13,264	1,074,252
ConocoPhillips(a)	23,435	1,151,830
		2,226,082

Financials - 5.80%
Banks - 2.33%
US Bancorp(a)	27,420	1,161,237
Wells Fargo & Co.(a)	21,322	1,137,102
		2,298,339

Capital Markets - 1.12%
Eaton Vance Corp.(a)	31,858	1,104,517

Insurance - 2.35%
Aflac, Inc.(a)	19,213	1,125,882
Brown & Brown, Inc.(a)	36,982	1,185,643
		2,311,525

COMMON STOCKS - 47.44% (continued)	Shares	Value
Health Care - 4.66%
Health Care Equipment & Supplies - 1.11%
Abbott Laboratories(a)	24,189	$1,095,520

Pharmaceuticals - 3.55%
Eli Lilly & Co.(a)	14,530	1,196,546
Johnson & Johnson(a)	12,380	1,163,472
Merck & Co., Inc.(a)	21,099	1,136,181
		3,496,199

Industrials - 8.32%
Aerospace & Defense - 2.37%
Lockheed Martin Corp.(a)	5,939	1,194,808
United Technologies Corp.(a)	12,480	1,143,293
		2,338,101

Commercial Services & Supplies - 1.24%
Waste Management, Inc.(a)	24,387	1,220,813

Electrical Equipment - 1.14%
Emerson Electric Co.(a)	23,637	1,127,958

Machinery - 1.19%
Illinois Tool Works, Inc.(a)	13,823	1,168,458

Road & Rail - 1.14%
Norfolk Southern Corp.(a)	14,401	1,121,982

Trading Companies & Distributors - 1.24%
WW Grainger, Inc.(a)	5,448	1,217,301

Information Technology - 3.54%
Communications Equipment - 1.18%
Harris Corp.(a)	15,152	1,163,977

IT Services - 1.18%
Automatic Data Processing, Inc.(a)	15,061	1,164,516

Software - 1.18%
Microsoft Corp.(a)	26,646	1,159,634

Materials - 2.45%
Chemicals - 1.18%
Ecolab, Inc.(a)	10,699	1,167,689

Containers & Packaging - 1.27%
AptarGroup, Inc.(a)	18,521	1,247,574

Technology - 1.15%
Computers - 1.15%
International Business Machines Corp.(a)	7,670	1,134,316

Telecommunication - 1.21%
Diversified Telecommunication Services - 1.21%
AT&T, Inc.(a)	35,675	1,184,410

COMMON STOCKS - 47.44% (continued)	Shares	Value
Utilities - 4.95%
Electric Utilities - 2.49%
Eversource Energy(a)	25,685	$1,213,359
Southern Co.(a)	28,441	1,234,624
		2,447,983

Gas Utilities - 1.22%
National Fuel Gas Co.(a)	22,312	1,203,955

Multi-Utilities - 1.24%
Dominion Resources, Inc.(a)	17,429	1,215,673

TOTAL COMMON STOCKS
(Cost $38,524,617)		46,712,592

EXCHANGE-TRADED FUNDS - 43.25%	Shares	Value
iShares® 1-3 Year Credit Bond ETF(a)	133,915	$14,070,449
iShares® Baa - Ba Rated Corporate Bond ETF(a)	93,742	4,724,597
iShares® iBoxx® $ Investment Grade Corporate Bond ETF(a)	41,190	4,739,321
iShares® Intermediate Credit Bond ETF(a)	87,817	9,511,459
iShares® MBS Bond ETF(a)	87,470	9,549,100

TOTAL EXCHANGE-TRADED FUNDS
(Cost $42,846,957)		42,594,926

OPEN-END FUNDS - 5.05%	Shares	Value
Allianz GI Short Duration High Income Fund, Institutional Shares(a)	324,044	$4,974,077

TOTAL OPEN-END FUNDS
(Cost $5,000,000)		4,974,077

PURCHASED OPTION CONTRACTS - 9.32%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.77%
S&P 500® Index:
	09/04/2015	$2,250	55	$137
	09/11/2015	2,100	55	2,613
	09/11/2015	2,250	55	275
	09/18/2015	2,250	55	413
	09/25/2015	2,250	55	963
	10/02/2015	2,200	55	1,925
	10/09/2015	2,200	55	2,475
	06/17/2016	2,000	30	326,400
	06/17/2016	2,050	30	250,800
	06/17/2016	2,100	30	185,850
				771,851
Put Option Contracts - 8.55%
iPATH S&P 500® VIX Short-Term Futures ETN	12/18/2015	$20	2,500	$496,250

PURCHASED OPTION CONTRACTS - 9.32% (continued)	Expiration Date	Strike Price	Contracts	Value
Put Option Contracts - 8.55% (continued)
S&P 500® Index:
	09/11/2015	$1,975	30	$112,500
	09/18/2015	1,850	300	424,500
	09/18/2015	1,950	55	203,500
	09/25/2015	1,960	55	263,175
	10/02/2015	1,850	55	137,500
	10/09/2015	1,750	55	86,625
	12/19/2015	1,800	200	970,000
	03/18/2016	1,900	100	1,020,000
	06/17/2016	1,900	200	2,500,000
SPDR® S&P 500® ETF Trust:
	03/18/2016	180	500	370,250
	06/17/2016	175	1,200	984,600
	12/16/2016	175	400	456,800
	12/16/2016	180	300	387,450
				8,413,150
TOTAL PURCHASED OPTION CONTRACTS
(Cost $11,634,704)				9,185,001

MONEY MARKET FUNDS - 0.08%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield(a)	77,115	$77,115

TOTAL MONEY MARKET FUNDS
(Cost $77,115)		77,115

Total Investments, at Value - 105.14%
(Cost $98,083,393)		103,543,711

Written Option Contracts - (5.52)%		(5,439,950)

Other Assets in Excess of Liabilities - 0.38%		375,798

Net Assets - 100.00%		$98,479,559

(a)	All or portion of this security is held as collateral for written options.

WRITTEN OPTION CONTRACTS - 5.52%	Expiration Date	Strike Price	Contracts	Premiums Received	Value
Call Option Contracts - 0.64%
S&P 500® Index:
	09/25/2015	$2,010	30	$101,954	$72,150
	10/09/2015	1,900	55	373,233	558,800
				475,187	630,950
Put Option Contracts - 4.88%
S&P 500® Index:
	09/11/2015	2,100	30	87,632	406,950
	09/18/2015	1,750	300	1,891,200	168,000
	09/18/2015	2,070	55	214,481	604,725
	09/25/2015	2,080	55	189,742	666,050
	10/02/2015	2,000	55	301,700	389,125
	10/09/2015	1,900	55	360,473	221,650
	12/19/2015	1,600	200	1,089,692	430,000
	03/18/2016	1,700	100	349,846	525,500
	06/17/2016	1,700	200	819,692	1,397,000
				5,304,458	4,809,000

Total Written Option Contracts				$5,779,645	$5,439,950

See Notes to Quarterly Schedule of Investments.

Stadion Alternative Income Fund
Schedule of Investments
August 31, 2015 (Unaudited)

COMMON STOCKS - 92.51%	Shares	Value
Basic Materials - 1.86%
Chemicals - 1.86%
Air Products & Chemicals, Inc.(a)	6,940	$968,338

Communications - 1.86%
Telecommunications - 1.86%
Verizon Communications, Inc.(a)	21,050	968,510

Consumer Discretionary - 3.68%
Distributors - 1.84%
Genuine Parts Co.(a)	11,520	961,805

Hotels, Restaurants & Leisure - 1.84%
McDonald's Corp.(a)	10,090	958,752

Consumer Staples - 7.38%
Food & Staples Retailing - 1.84%
Sysco Corp.(a)	24,120	961,664

Food Products - 3.69%
General Mills, Inc.(a)	16,970	963,217
Kellogg Co.(a)	14,460	958,409
		1,921,626

Household Products - 1.85%
Procter & Gamble Co.(a)	13,650	964,646

Consumer, Cyclical - 3.73%
Retail - 1.86%
Target Corp.(a)	12,470	969,044

Toys/Games/Hobbies - 1.87%
Mattel, Inc.(a)	41,700	977,031

Consumer, Non-cyclical - 11.10%
Agriculture - 1.84%
Altria Group, Inc.(a)	17,920	960,153

Beverages - 3.70%
PepsiCo, Inc.(a)	10,370	963,684
The Coca-Cola Co.(a)	24,580	966,486
		1,930,170

Food - 1.87%
The JM Smucker Co.(a)	8,260	972,367

Household Products/Wares - 3.69%
Kimberly-Clark Corp.(a)	9,020	960,901
The Clorox Co.(a)	8,660	962,732
		1,923,633

COMMON STOCKS - 92.51% (continued)	Shares	Value
Energy - 5.73%
Oil, Gas & Consumable Fuels - 5.73%
Chevron Corp.(a)	12,320	$997,797
ConocoPhillips(a)	20,550	1,010,033
Exxon Mobil Corp.(a)	13,060	982,634
		2,990,464

Financials - 9.26%
Banks - 3.71%
JPMorgan Chase & Co.(a)	15,120	969,192
Wells Fargo & Co.(a)	18,110	965,806
		1,934,998

Capital Markets - 1.84%
Eaton Vance Corp.(a)	27,690	960,012

Diversified Financial Services - 1.85%
CME Group, Inc.(a)	10,210	964,233

Insurance - 1.86%
Aflac, Inc.(a)	16,560	970,416

Health Care - 7.26%
Health Care Equipment & Supplies - 1.81%
Abbott Laboratories(a)	20,860	944,749

Pharmaceuticals - 5.45%
Eli Lilly & Co.(a)	11,540	950,319
Johnson & Johnson(a)	10,160	954,837
Merck & Co., Inc.(a)	17,380	935,913
		2,841,069

Industrials - 14.79%
Aerospace & Defense - 5.54%
General Dynamics Corp.(a)	6,750	958,702
Lockheed Martin Corp.(a)	4,760	957,617
United Technologies Corp.(a)	10,610	971,982
		2,888,301

Commercial Services & Supplies - 1.84%
Waste Management, Inc.(a)	19,220	962,153

Electrical Equipment - 1.86%
Emerson Electric Co.(a)	20,350	971,102

Machinery - 1.86%
Illinois Tool Works, Inc.(a)	11,450	967,869

Miscellaneous Manufacturing - 1.84%
3M Co.(a)	6,760	960,866

Road & Rail - 1.85%
Norfolk Southern Corp.(a)	12,360	962,968

COMMON STOCKS - 92.51% (continued)	Shares	Value
Information Technology - 5.52%
Communications Equipment - 1.84%
Harris Corp.(a)	12,530	$962,555

IT Services - 1.82%
Automatic Data Processing, Inc.(a)	12,270	948,716

Software - 1.86%
Microsoft Corp.(a)	22,240	967,885

Technology - 5.56%
Computers - 1.86%
International Business Machines Corp.(a)	6,560	970,158

Semiconductors - 1.86%
Intel Corp.(a)	34,040	971,502

Software - 1.84%
Paychex, Inc.(a)	21,500	960,190

Telecommunication - 1.86%
Diversified Telecommunication Services - 1.86%
AT&T, Inc.(a)	29,140	967,448

Utilities - 12.92%
Electric - 5.54%
MDU Resources Group, Inc.(a)	54,790	981,289
NextEra Energy, Inc.(a)	9,660	950,641
SCANA Corp.(a)	18,080	956,251
		2,888,181

Electric Utilities - 5.52%
Entergy Corp.(a)	14,740	962,964
Eversource Energy(a)	20,150	951,886
Southern Co.(a)	22,190	963,268
		2,878,118

Gas - 1.86%
Piedmont Natural Gas Co. Inc(a)	25,110	968,744

TOTAL COMMON STOCKS
(Cost $50,361,089)		48,240,436

PURCHASED OPTION CONTRACTS - 7.88%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.18%
S&P 500® Index:
	09/18/2015	$2,250	155	$1,162
	10/16/2015	2,150	330	68,475
	06/17/2016	2,800	98	3,920
	12/16/2016	2,600	25	4,625
	12/16/2016	2,800	116	14,790
				92,972
Put Option Contracts - 7.70%
S&P 500® Index	10/16/2015	$1,750	320	$547,200

PURCHASED OPTION CONTRACTS - 7.88% (continued)	Expiration Date	Strike Price	Contracts	Value
Put Option Contracts - 7.70% (continued)
SPDR® S&P 500® ETF Trust:
	06/17/2016	$190	980	$1,239,210
	12/16/2016	180	250	322,875
	12/16/2016	190	1,160	1,904,720
				4,014,005
TOTAL PURCHASED OPTION CONTRACTS
(Cost $2,998,067)				4,106,977

MONEY MARKET FUNDS - 11.62%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield(a)	6,061,166	$6,061,166

TOTAL MONEY MARKET FUNDS
(Cost $6,061,166)		6,061,166

Total Investments, at Value - 112.01%
(Cost $59,420,322)		58,408,579

Written Option Contracts - (8.29)%		(4,322,300)

Liabilities in Excess of Other Assets - (3.72)%		(1,939,993)

Net Assets - 100.00%		$52,146,286

(a)	All or portion of this security is held as collateral for written options.

WRITTEN OPTION CONTRACTS - 8.29%	Expiration Date	Strike Price	Contracts	Premiums Received	Value
Call Option Contracts - 4.87%
S&P 500® Index:
	10/16/2015	$1,950	330	$2,362,291	$2,400,750
	12/16/2016	2,200	25	136,136	140,750
				2,498,427	2,541,500
Put Option Contracts - 3.42%
S&P 500® Index	10/16/2015	$1,950	320	$1,826,707	$1,780,800
				1,826,707	1,780,800

Total Written Option Contracts				$4,325,134	$4,322,300

See Notes to Quarterly Schedule of Investments.

Stadion Defensive International Fund
Schedule of Investments
August 31, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS - 56.11%	Shares	Value
iShares® 1-3 Year International Treasury Bond ETF	15,520	$1,235,004
PIMCO® Enhanced Short Maturity Active Exchange-Traded Fund	30,760	3,108,913
Vanguard® Total International Bond ETF	23,810	1,251,454

TOTAL EXCHANGE-TRADED FUNDS
(Cost $5,622,312)		5,595,371

MONEY MARKET FUNDS - 43.85%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield	4,373,124	$4,373,124

TOTAL MONEY MARKET FUNDS
(Cost $4,373,124)		4,373,124

Total Investments, at Value - 99.96%
(Cost $9,995,436)		9,968,495

Other Assets in Excess of Liabilities - 0.04%		4,270

Net Assets - 100.00%		$9,972,765

See Notes to Quarterly Schedule of Investments.

Stadion Managed Risk 100 Fund
Schedule of Investments
August 31, 2015 (Unaudited)

MONEY MARKET FUNDS - 100.56%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield	149,932,367	$149,932,367

TOTAL MONEY MARKET FUNDS
(Cost $149,932,367)		149,932,367

Total Investments, at Value - 100.56%
(Cost $149,932,367)		149,932,367

Liabilities in Excess of Other Assets - (0.56)%		(838,757)

Net Assets - 100.00%		$149,093,610

See Notes to Quarterly Schedule of Investments.

STADION INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2014 (Unaudited)

1. ORGANIZATION

Stadion Tactical Growth Fund (“Tactical Growth Fund”) (formerly known as the Stadion Market Opportunity Fund prior to March 28, 2014), Stadion Tactical Defensive Fund (“Tactical Defensive Fund”) (formerly known as the Stadion Core Advantage Fund prior to March 28, 2014), Stadion Trilogy Alternative Return Fund (“Trilogy Alternative Return Fund”) (formerly known as the Stadion Trilogy FundTM prior to March 28, 2014), Stadion Alternative Income Fund (“Alternative Income Fund”) (formerly known as the Stadion Tactical Income Fund prior to April 30, 2015), Stadion Defensive International Fund (“Defensive International Fund”) (formerly known as the Stadion Olympus FundTM prior to March 28, 2014) and Stadion Managed Risk 100 Fund (“Managed Risk 100 Fund”) (formerly known as the Stadion Managed Fund prior to March 28, 2014), (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

Tactical Growth Fund is a successor to a previously operational fund, the ETF Growth Fund (the “Predecessor Fund”), which was a series of the Aviemore Funds, an Ohio business trust. The Predecessor Fund was organized into a series, Class I Shares of the Tactical Growth Fund effective as of the close of business on March 29, 2013. The Predecessor Fund commenced operations on May 3, 2004 and was the only series authorized by the Aviemore Funds. Class A and Class C shares were launched from the Tactical Growth Fund effective April 1, 2013. The Fund seeks long‐term capital appreciation.

Tactical Defensive Fund commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek capital appreciation.

Trilogy Alternative Return Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.

Alternative Income Fund commenced operations on December 31, 2012. The public offering of Class A shares and Class I shares commenced on December 31, 2012 and February 14, 2013 respectively. The investment objective of the Fund is to seek to provide income and absolute portfolio returns, with a secondary emphasis on lower risk and volatility than the U.S. equity markets.

Defensive International Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Managed Risk 100 Fund commenced operations on June 30, 2003. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Each Fund, excluding the Alternative Income Fund, currently offers three classes of shares, Class A, Class C, and Class I.  The Alternative Income Fund offers Class A and Class I shares. Class A shares are sold subject to a maximum front-end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares, are also sold subject to a 1% contingent deferred sales load on purchases at or above $1 million if redeemed within 12 months of purchase. Class C shares are sold subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares and, effective October 1, 2012, sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase. Class I shares are sold without any sales loads and distribution and/ or service fees. Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its arrangements; and (4) Class I shares require a higher minimum initial investment.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP.

Security Valuation: The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Options are valued at the mean of the last quoted bid and ask prices at the time of valuation, as reported on the option’s primary exchange. If no bid quotation is readily available at the time of valuation, the option shall be valued at the mean of the last quoted ask price and $0.00. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Open-end investment companies, including money market funds, are valued at the net asset value reported by such registered open-end investment companies. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2015 by security type:

Tactical Growth Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$180,639,656	$–	$–	$180,639,656
Money Market Funds	44,854,721	–	–	44,854,721
Total Investments in Securities	$225,494,377	$–	$–	$225,494,377

Tactical Defensive Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$31,383,777	$–	$–	$31,383,777
Money Market Funds	31,239,711	–	–	31,239,711
Total Investments in Securities	$62,623,488	$–	$–	$62,623,488

Trilogy Alternative Return Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$46,712,592	$–	$–	$46,712,592
Exchange-Traded Funds	42,594,926	–	–	42,594,926
Open-End Funds	4,974,077	–	–	4,974,077
Purchased Option Contracts	–	9,185,001	–	9,185,001
Money Market Funds	77,115	–	–	77,115
Total Investments in Securities	$94,358,710	$9,185,001	$–	$103,543,711
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(5,439,950)	$–	$(5,439,950)
Total	$–	$(5,439,950)	$–	$(5,439,950)

*	See Schedule of Investments for Common Stocks determined by industry.

Alternative Income Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$48,240,436	$–	$–	$48,240,436
Purchased Option Contracts	–	4,106,977	–	4,106,977
Money Market Funds	6,061,166	–	–	6,061,166
Total Investments in Securities	$54,301,602	$4,106,977	$–	$58,408,579
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(4,322,300)	$–	$(4,322,300)
Total	$–	$(4,322,300)	$–	$(4,322,300)

*	See Schedule of Investments for Common Stocks determined by industry.

Defensive International Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$5,595,371	$–	$–	$5,595,371
Money Market Funds	4,373,124	–	–	4,373,124
Total Investments in Securities	$9,968,495	$–	$–	$9,968,495

Managed Risk 100 Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Money Market Funds	$149,932,367	$–	$–	$149,932,367
Total Investments in Securities	$149,932,367	$–	$–	$149,932,367

As of August 31, 2015, the Funds did not have any transfers in and out of any Level. The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Securities Transactions: Security transactions are accounted for on trade date.

Option Transactions: Trilogy Alternative Return Fund and Alternative Income Fund may purchase and write put and call options on broad-based U.S. and International stock indices or ETFs that replicate the performance of broad-based U.S. and International stock indices as well as short term futures ETFs and bond ETFs. The Fund uses option contracts on broad-based U.S. and International stock indices for the purpose of seeking to generate return and manage risk exposure among varying market conditions.

Exchange-Traded Funds (“ETFs”): The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices.

Underlying Investment In Other Investment Companies: The Funds currently seek to achieve their investment objectives by investing a portion of their assets in Morgan Stanley Institutional Liquidity Fund Government Portfolio (the “Portfolio”), a registered open-end management investment company organized as a Delaware statutory trust. The Funds may redeem their investments from the Portfolio at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The latest financial statements for the Portfolio can be found at www.sec.gov.

The performance of the Funds may be directly affected by the performance of the Portfolio. As of August 31, 2015, the percentage of net assets invested in the Portfolio was 20.78%, 50.02%, 0.08%, 11.62%, 43.85% and 100.56% for Tactical Growth Fund, Tactical Defensive Fund, Trilogy Alternative Return Fund, Alternative Income Fund, Defensive International Fund and Managed Risk 100 Fund, respectively.

3. DERIVATIVE TRANSACTIONS

Derivative Instruments and Hedging Activities: The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce market value of fixed income investments and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Transactions in option contracts written by Trilogy Alternative Return Fund during the period ended August 31, 2015 were as follows:

	Written Calls		Written Puts
	Contracts	Premiums	Contracts	Premiums

Options outstanding at beginning of period	480	$1,756,854	1,150	$5,496,799
Options written	1,085	3,516,192	870	3,361,067
Options closed	(1,480)	(4,797,859)	(770)	(2,725,758)
Options expired	–	–	(200)	(827,650)
Options outstanding at ending of period	85	$475,187	1,050	$5,304,458

Transactions in option contracts written by Alternative Income Fund during the period ended August 31, 2015 were as follows:

	Written Calls		Written Puts
	Contracts	Premiums	Contracts	Premiums

Options outstanding at beginning of period	49	$156,154	8	$39,665
Options written	897	4,403,104	402	2,212,797
Options closed	(591)	(2,060,831)	(90)	(425,755)
Options outstanding at ending of period	355	$2,498,427	320	$1,826,707

A portion Trilogy Alternative Return Fund’s and Alternative Income Fund’s securities are pledged as collateral for open option contracts.

4. Tax Basis of Investments

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, but excluding other financial instruments at August 31, 2015 is as follows:

	Tactical Growth Fund	Tactical Defensive Fund	Defensive International Fund	Trilogy Alternative Return Fund	Alternative Income Fund	Managed Risk 100 Fund
Tax cost of portfolio investments	$226,599,128	$62,666,492	$9,995,436	$98,181,119	$59,461,173	$149,932,367
Gross unrealized appreciation	$4,086,058	$–	$–	$12,419,128	$1,429,150	$–
Gross unrealized depreciation	(5,190,809)	(43,004)	(26,941)	(7,056,536)	(2,481,744)	–
Net unrealized appreciation (depreciation)	$(1,104,751)	$(43,004)	$(26,941)	$5,362,592	$(1,052,594)	$–

The difference between the federal income tax cost of portfolio investments and the financial statement cost for, Tactical Growth Fund, Tactical Defensive Fund, Trilogy Alternative Return Fund, Alternative Income Fund and Defensive International Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales for Tactical Growth Fund, Tactical Defensive Fund, Defensive International Fund, Trilogy Alternative Return Fund and Alternative Income Fund.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stadion Investment Trust

By:	/s/Judson P. Doherty
Judson P. Doherty, President

Date:	October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date:	October 30, 2015

By:	/s/Duane L. Bernt
Duane L. Bernt, Treasurer and Principal Financial Officer

Date:	October 30, 2015